Document And Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2015	Jul. 31, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SBT Bancorp, Inc.
Trading Symbol	SBTB
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		907,203
Entity Public Float			$ 16,778,465
Amendment Flag	false
Entity Central Index Key	0001354174
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2